PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Property and equipment, gross	$ 8,322	$ 8,513
Less: Accumulated depreciation	(5,010)	(4,701)
Property and equipment, net	3,312	3,812
Depreciation expense	1,217	1,040	$ 1,254
Leasehold improvements
Property and equipment, net
Property and equipment, gross	914	1,119
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	2,972	3,055
IT equipment
Property and equipment, net
Property and equipment, gross	2,556	2,450
Vehicles
Property and equipment, net
Property and equipment, gross	$ 1,880	$ 1,889